Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash provided by (used in):
Net income	$ 8,143	$ 12,699
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	1,024	(127)
Stock-based compensation	75	132
Income tax provision	2,961	4,255
Interest income	(73,246)	(69,292)
Interest expense	47,522	42,724
Amortization	744	574
Accretion of discount on securities	(310)	(83)
Foreign exchange rate change on assets and liabilities	4,285	1,859
Interest received	75,669	66,632
Interest paid	(47,726)	(39,203)
Income taxes paid	(3,963)	(8,334)
Credit assets	(111,793)	(131,151)
Deposits	(10,971)	101,830
Change in other assets and liabilities	18,524	(628)
Cash flows from (used in) operating activities	(89,062)	(18,113)
Sale of securities	136,737	34,614
Purchase of property and equipment	(1,452)	(16,002)
Cash flows from (used in) investing activities	135,285	18,612
Financing:
Issuance of common shares, net of issue costs	114,879	0
Dividends paid	(813)	(897)
Repayment of lease obligations	(183)	(177)
Cash flows from (used in) financing activities	113,883	(1,074)
Change in cash	160,106	(575)
Effect of exchange rate changes on cash	1,333	(4,158)
Cash, beginning of the period	225,254	132,242
Cash, end of the period	$ 386,693	$ 127,509